Acquisition and sale of businesses and purchase of non-controlling interests - Fair value of net assets acquired and cash consideration paid in business combination (Details) - GBP (£) £ in Millions	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019
Disclosure of business combinations and purchase of NCI [line items]
Cash	£ 4	£ 2	£ 0
Goodwill arising on acquisition	274	8	10
Step acquisitions	0	(23)	(7)
Consideration payable	(613)	(69)	(21)
Cash consideration paid	(358)	(27)	(6)
Contingent consideration payable
Disclosure of business combinations and purchase of NCI [line items]
Contingent and deferred consideration payable	(253)	(42)	(15)
Deferred consideration payable
Disclosure of business combinations and purchase of NCI [line items]
Contingent and deferred consideration payable	(2)	0	0
Fair value
Disclosure of business combinations and purchase of NCI [line items]
Brands and other intangibles	334	102	25
Property, plant and equipment	15	0	0
Inventories	12	2	0
Other working capital	(3)	(3)	(2)
Deferred tax	(15)	(19)	(5)
Borrowings	(8)	0	0
Cash	4	2	0
Fair value of assets and liabilities	339	£ 84	£ 18
Aviation Gin and Davos Brands
Disclosure of business combinations and purchase of NCI [line items]
Goodwill arising on acquisition	228
Step acquisitions	0
Consideration payable	(448)
Cash consideration paid	(263)
Aviation Gin and Davos Brands | Contingent consideration payable
Disclosure of business combinations and purchase of NCI [line items]
Contingent and deferred consideration payable	(185)
Aviation Gin and Davos Brands | Deferred consideration payable
Disclosure of business combinations and purchase of NCI [line items]
Contingent and deferred consideration payable	0
Aviation Gin and Davos Brands | Fair value
Disclosure of business combinations and purchase of NCI [line items]
Brands and other intangibles	206
Property, plant and equipment	11
Inventories	7
Other working capital	0
Deferred tax	0
Borrowings	(6)
Cash	2
Fair value of assets and liabilities	220
Other businesses acquired
Disclosure of business combinations and purchase of NCI [line items]
Goodwill arising on acquisition	46
Step acquisitions	0
Consideration payable	(165)
Cash consideration paid	(95)
Other businesses acquired | Contingent consideration payable
Disclosure of business combinations and purchase of NCI [line items]
Contingent and deferred consideration payable	(68)
Other businesses acquired | Deferred consideration payable
Disclosure of business combinations and purchase of NCI [line items]
Contingent and deferred consideration payable	(2)
Other businesses acquired | Fair value
Disclosure of business combinations and purchase of NCI [line items]
Brands and other intangibles	128
Property, plant and equipment	4
Inventories	5
Other working capital	(3)
Deferred tax	(15)
Borrowings	(2)
Cash	2
Fair value of assets and liabilities	£ 119